UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2011

1.811315.107

CFM-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 40.1%
		Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
Branch Banking & Trust Co.
	2/13/12 to 5/3/12	0.30 to 0.35%	$ 4,000,000	$ 4,000,000
London Branch, Eurodollar, Foreign Banks - 6.0%
ABN AMRO Bank NV
	1/4/12 to 1/9/12	0.49 to 0.60	9,000,000	9,000,009
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	2,000,000	2,000,000
Commonwealth Bank of Australia
	3/22/12	0.32	6,000,000	6,000,067
HSBC Bank PLC
	2/29/12 to 5/3/12	0.50 to 0.55	8,000,000	8,000,000
National Australia Bank Ltd.
	3/5/12 to 5/2/12	0.40 to 0.52	35,000,000	35,000,000
				60,000,076
New York Branch, Yankee Dollar, Foreign Banks - 33.7%
Bank of Montreal
	10/25/12 to 1/4/13	0.43 to 0.62 (d)	10,000,000	10,004,987
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.44 to 0.48 (d)	10,000,000	10,000,000
Bank of Nova Scotia
	6/22/12 to 1/10/13	0.47 to 0.69 (d)	21,000,000	21,007,032
Bank of Tokyo-Mitsubishi UFJ Ltd.
	1/11/12 to 3/28/12	0.20 to 0.50	43,000,000	43,000,051
Canadian Imperial Bank of Commerce New York Branch
	1/11/12 to 12/17/12	0.44 to 0.73 (d)	28,000,000	27,998,647
Credit Suisse New York Branch
	2/21/12	0.50	1,000,000	1,000,000
Deutsche Bank AG New York Branch
	1/3/12	0.25	3,000,000	3,000,000
DnB NOR Bank ASA
	1/20/12 to 3/2/12	0.37 to 0.50	7,000,000	7,000,000
Mitsubishi UFJ Trust & Banking Corp.
	1/27/12 to 2/23/12	0.45 to 0.52	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
	1/3/12 to 1/4/12	0.18	8,000,000	8,000,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank Canada
	7/6/12	0.38% (d)	$ 3,000,000	$ 3,000,000
Nordea Bank Finland PLC
	1/13/12 to 3/1/12	0.35 to 0.50	40,000,000	40,000,000
Rabobank Nederland New York Branch
	2/1/12 to 6/8/12	0.33 to 0.55 (d)	43,000,000	43,000,000
Royal Bank of Canada
	12/31/12	0.73 (d)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
	1/4/12 to 4/2/12	0.19 to 0.55	50,000,000	50,000,000
Sumitomo Trust & Banking Co. Ltd.
	1/6/12 to 1/9/12	0.30	7,000,000	7,000,000
Svenska Handelsbanken
	2/3/12 to 3/1/12	0.40 to 0.49	17,000,000	17,000,065
Toronto-Dominion Bank
	10/19/12 to 11/7/12	0.43 to 0.47 (d)	23,000,000	23,000,000
Toronto-Dominion Bank New York Branch
	1/12/12 to 2/8/12	0.31 to 0.36 (d)	12,000,000	12,000,000
UBS AG
	1/12/12	0.44	7,000,000	7,000,000
				340,010,782
TOTAL CERTIFICATES OF DEPOSIT				404,010,858
Commercial Paper - 22.6%

ASB Finance Ltd. (London)
	4/11/12 to 5/22/12	0.58 to 0.68	12,000,000	11,969,891
Barclays Bank PLC
	1/23/12 to 1/27/12	0.79 (b)	10,000,000	10,000,000
Barclays Bank PLC/Barclays US CCP Funding LLC
	1/3/12 to 1/23/12	0.32	10,000,000	9,999,067
BAT International Finance PLC
	1/4/12	0.46	1,000,000	999,962
Caisse d'Amort de la Dette Sociale
	5/25/12	0.43 (b)(d)	3,000,000	2,999,871
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Citigroup Funding, Inc.
	1/13/12 to 2/2/12	0.50%	$ 23,000,000	$ 22,992,764
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	15,000,000	14,961,630
Credit Suisse New York Branch
	2/17/12 to 2/28/12	0.45 to 0.50	25,000,000	24,983,039
CVS Caremark Corp.
	1/3/12	0.46	1,000,000	999,974
Danske Corp.
	1/3/12 to 1/4/12	0.25	9,000,000	8,999,854
Deutsche Bank Financial LLC
	1/3/12	0.25	5,000,000	4,999,931
Devon Energy Corp.
	1/9/12	0.45	1,000,000	999,900
DnB NOR Bank ASA
	2/28/12 to 3/12/12	0.47 to 0.52	9,000,000	8,992,648
Duke Energy Corp.
	2/2/12	0.45	1,000,000	999,600
Ecolab, Inc.
	1/9/12	0.62	1,000,000	999,862
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
	1/5/12 to 1/12/12	0.35 to 0.36	3,000,000	2,999,741
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	1/5/12	0.35	12,000,000	11,999,533
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	3/26/12	0.25	8,000,000	7,995,278
Nationwide Building Society
	1/3/12 to 1/27/12	0.40 to 0.41	11,000,000	10,998,350
Nordea North America, Inc.
	2/14/12 to 2/17/12	0.44	4,000,000	3,997,776
Rabobank USA Financial Corp.
	1/12/12	0.32	3,000,000	2,999,707
Sempra Global
	1/17/12	0.45	1,000,000	999,800
Skandinaviska Enskilda Banken AB
	1/4/12 to 1/13/12	0.37 to 0.40	11,000,000	10,999,163
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
	1/31/12	0.39%	$ 4,000,000	$ 3,998,700
Swedbank AB
	2/10/12	0.46	4,000,000	3,997,956
Thermo Fisher Scientific, Inc.
	1/11/12 to 1/27/12	0.42 to 0.45	2,000,000	1,999,558
Toyota Motor Credit Corp.
	4/23/12	0.33	10,000,000	9,989,642
UBS Finance, Inc.
	2/21/12 to 2/29/12	0.45 to 0.52	9,000,000	8,993,367
Verizon Communications, Inc.
	1/27/12	0.47 (d)	4,000,000	4,000,000
Virginia Electric & Power Co.
	1/5/12	0.40	1,000,000	999,956
Westpac Banking Corp.
	4/5/12 to 5/9/12	0.39 to 0.50 (d)	15,000,000	14,991,042
TOTAL COMMERCIAL PAPER				227,857,562
U.S. Government and Government Agency Obligations - 0.8%

Other Government Related - 0.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	3/30/12	0.19 (c)	8,000,000	7,996,369
U.S. Treasury Obligations - 6.3%

U.S. Treasury Notes - 6.3%
	1/15/12 to 12/31/12	0.11 to 0.18	63,000,000	63,340,935
Master Notes - 0.7%

Royal Bank of Scotland PLC
	1/17/12	0.69 (d)(f)	7,000,000	7,000,000
Medium-Term Notes - 4.6%
		Yield (a)	Principal Amount	Value
Commonwealth Bank of Australia
	2/10/12	0.45% (b)(d)	$ 3,000,000	$ 3,000,000
Royal Bank of Canada
	1/4/13	0.44 (d)	9,000,000	8,997,548
	12/31/12 to 1/14/13	0.42 to 0.74 (b)(d)	15,000,000	15,000,000
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.37 to 0.49 (b)(d)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES				46,997,548
Asset-Backed Securities - 1.5%

Harley-Davidson Motor Trust
	11/15/12	0.38	8,502,026	8,502,026
Honda Auto Receivables Owner Trust
	10/22/12	0.40	3,770,673	3,770,673
Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	598,239	598,239
John Deere Owner Trust
	5/11/12	0.30	1,246,796	1,246,796
Santander Drive Auto Receivables Trust
	5/15/12	0.31	1,096,751	1,096,751
TOTAL ASSET-BACKED SECURITIES				15,214,485
Municipal Securities - 8.7%

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.10 (d)(e)	12,000,000		12,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
1/6/12	0.34 (d)	4,600,000		4,600,000
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, LOC Royal Bank of Canada, VRDN
1/6/12	0.13 (d)	5,000,000		5,000,000
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	1,600,000		1,600,000
Municipal Securities - continued
	Yield (a)	Principal Amount		Value
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, LOC Bank of America NA, VRDN
1/6/12	0.13% (d)	$ 12,400,000		$ 12,400,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender CP mode
1/3/12	0.65 (e)	5,000,000		5,000,000
New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	12,900,000		12,900,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.11 (d)(e)	21,000,000		21,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)	10,500,000		10,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
1/6/12	0.09 (d)	2,900,000		2,900,000
TOTAL MUNICIPAL SECURITIES			87,900,000
Repurchase Agreements - 14.8%
	Maturity Amount
In a joint trading account at 0.1% dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) #	331,004	331,000
With:
Barclays Capital, Inc. at 0.29%, dated:
12/27/11 due 1/3/12 (Collateralized by Equity Securities valued at $1,080,079)	1,000,056	1,000,000
12/28/11 due 1/4/12 (Collateralized by Equity Securities valued at $1,099,575)	1,000,056	1,000,000
Credit Suisse Securities (USA) LLC at:
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $4,326,999, 3.25%, 10/15/13)	4,008,089	4,000,000
0.9%, dated:
10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $1,082,122, 0.54% - 2.64%, 05/25/35 - 06/25/36)	1,002,125	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse Securities (USA) LLC at:
0.9%, dated:
10/19/11 due:
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $1,084,187, 0.54% - 0.6%, 05/25/35 - 02/25/36)	$ 1,002,300	$ 1,000,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $1,083,460, 1.02%, 11/25/35)	1,002,475	1,000,000
12/8/11 due 1/23/12 (Collateralized by Mortgage Loan Obligations valued at $3,244,276, 1.47% - 6%, 04/15/38 - 11/25/47)	3,003,450	3,000,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $1,081,831, 0.79% - 1.49%, 01/25/36 - 09/25/36)	1,002,578	1,000,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $1,082,161, 0.47% - 7%, 08/25/36 - 06/25/47)	1,002,786	1,000,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $2,163,614, 4.5% - 7%, 08/25/36 - 05/25/37)	2,005,901	2,000,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $1,081,728, 0.42% - 5.5%, 09/25/35 - 02/25/37)	1,003,093	1,000,000
1%, dated 11/23/11 due 2/21/12 (Collateralized by Mortgage Loan Obligations valued at $2,130,212, 2.45% - 5.75%, 11/25/14 - 07/10/45)	2,005,000	2,000,000
Goldman Sachs & Co. at:
0.2%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $8,160,272, 4%, 11/1/41)	8,000,311	8,000,000
0.25%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $3,060,128, 4%, 9/1/25)	3,000,146	3,000,000
ING Financial Markets LLC at:
0.17%, dated 10/11/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $3,090,993, 2.5% - 7%, 7/15/29 - 12/25/41)	3,001,275	3,000,000
0.23%, dated:
8/18/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $3,092,566, 2.5% - 4.5%, 1/25/36 - 12/25/41)	3,003,182	3,000,000
12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $3,061,551, 3.25% - 7%, 3/15/31 - 4/1/41)	3,000,575	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.24%, dated 11/7/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $6,123,616, 2.5% - 7%, 5/1/26 - 12/25/41)	$ 6,003,800	$ 6,000,000
0.37%, dated 12/12/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $3,154,345, 5.5% - 6.5%, 01/15/14 - 8/15/20)	3,000,925	3,000,000
0.58%, dated 11/16/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,051,721, 5.88% - 8.63%, 1/15/12 - 11/15/29)	1,001,450	1,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 10/24/11 due 1/23/12 (Collateralized by Equity Securities valued at $5,440,977)	5,007,583	5,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $5,451,172)	5,017,250	5,000,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Mortgage Loan Obligations valued at $2,167,872, 4.57% - 5.64%, 07/15/28 - 04/10/38)	2,007,583	2,000,000
J.P. Morgan Securities, Inc. at:
0.12%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $3,090,407, 6.22%, 1/25/42)	3,000,040	3,000,000
0.21%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $17,852,245, 0% - 5.75%, 9/2/15 - 2/28/36)	17,000,397	17,000,000
0.53%, dated 12/19/11 due 1/6/12 (Collateralized by Mortgage Loan Obligations valued at $2,162,862, 5.64%, 04/10/38)	2,000,883	2,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $2,167,872, 4.57% - 5.64%, 07/15/28 - 04/10/38)	2,007,500	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.19%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $11,880,296)	11,000,232	11,000,000
0.54%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $14,040,843, 0.75% - 7%, 7/20/18 - 8/15/56)	13,000,780	13,000,000
Mizuho Securities USA, Inc. at:
0.22%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $4,320,141)	4,000,098	4,000,000
0.45%, dated 12/16/11 due 1/6/12 (Collateralized by Equity Securities valued at $2,188,053)	2,000,800	2,000,000
0.47%, dated 12/19/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $2,156,267, 3.5% - 4.5%, 4/15/12)	2,000,809	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Co. at:
0.54%, dated 10/6/11 due 1/4/12 (Collateralized by Mortgage Loan Obligations valued at $2,161,611, 0.48% - 6.16%, 1/25/35 - 7/25/37)	$ 2,002,700	$ 2,000,000
0.59%, dated 10/20/11 due 1/6/12 (Collateralized by Mortgage Loan Obligations valued at $3,121,714, 0.47% - 0.64%, 12/20/34 - 05/25/36)	2,002,950	2,000,000
0.74%, dated 12/12/11 due 1/6/12 (Collateralized by Corporate Obligations valued at:
$1,089,602, 7.2% - 9.5%, 12/01/17 - 05/15/19)	1,001,871	1,000,000
$2,128,718, 0% - 4.9%, 10/25/23 - 7/1/47)	2,003,741	2,000,000
RBC Capital Markets Corp. at 0.2%, dated 9/14/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $4,101,322, 0.65% - 6%, 11/1/15 - 12/20/41)	4,004,044	4,000,000
RBS Securities, Inc. at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $7,210,215, 0.72% - 1.62%, 07/16/42 - 8/16/50)	7,000,708	7,000,000
Royal Bank of Scotland PLC at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $3,065,426, 3.87%, 10/15/51)	3,000,303	3,000,000
UBS Securities LLC at:
0.19%, dated 12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $3,060,356, 3.5%, 12/1/26)	3,000,491	3,000,000
0.51%, dated 10/5/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,081,133, 10.5%, 3/1/14)	1,001,360	1,000,000
0.52%, dated 10/26/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,081,077, 7.5%, 11/7/19)	1,001,300	1,000,000
0.6%, dated:
11/22/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,050,736, 10.5%, 3/1/14)	1,001,517	1,000,000
11/23/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $1,080,738, 7.5%, 11/07/19)	1,001,500	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.7%, dated 11/7/11 due 1/5/12 (Collateralized by Corporate Obligations valued at $2,162,395, 7.5%, 11/7/19)	$ 2,002,294	$ 2,000,000
Wells Fargo Securities, LLC at 0.47%, dated 10/11/11 due 1/6/12 (Collateralized by Commercial Paper Obligations valued at $2,062,262, 3/1/12 - 03/15/36)	2,002,350	2,000,000
TOTAL REPURCHASE AGREEMENTS		149,331,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,009,648,757)		1,009,648,757
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,224,999)
NET ASSETS - 100%		$ 1,008,423,758
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,598,110 or 5.1% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $7,996,369, or 0.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Royal Bank of Scotland PLC 0.69%, 1/17/12	12/16/11	$ 7,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$331,000 due 1/03/12 at 0.10%
Mizuho Securities USA, Inc.	$ 331,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $1,009,648,757.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012